Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	ALGER INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000911415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 31, 2012
Alger Capital Appreciation Focus Fund (First Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGRX
Alger Capital Appreciation Focus Fund (First Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGIX
Alger Capital Appreciation Focus Fund (Second Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALZFX
Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALAFX
Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALCFX

Alger Capital Appreciation Focus Fund (First Prospectus Summary) | Alger Capital Appreciation Focus Fund
Alger Capital Appreciation Focus Fund
INVESTMENT OBJECTIVE
Alger Capital Appreciation Focus Fund seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger Capital Appreciation Focus Fund		Class I	Class R
Management Fees	[1]	0.71%	0.71%
Distribution (12b-1) Fees		none	0.50%
Other Expenses (including shareholder servicing fees of .25%)		1.12%	1.32%
Total Annual Fund Operating Expenses		1.83%	2.53%
Expense Reimbursement	[2]	(0.68%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.15%	2.53%
[1]	Fred Alger Management, Inc. has adopted breakpoints for Alger Capital Appreciation Focus Fund. The management fee for assets over $1 billion is .60%.
[2]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through December 30, 2013 to the extent necessary to limit the total annual fund operating expenses of the Class I Shares of the Fund to 1.15% of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example Alger Capital Appreciation Focus Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	117	509	927	2,092
Class R	256	788	1,345	2,866

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the fiscal year ended October 31, 2011, the Fund's portfolio turnover rate was 57.74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing
Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on equity securities of companies of any capitalization that
Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund intends to invest a substantial portion of its assets in a small number of issuers, and may therefore concentrate its holdings in fewer business sectors or industries. Generally the Fund will hold less than 50 securities. The number of securities held by the Fund may occasionally exceed this range, including, but not limited to, when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to unusual market conditions. In addition, the Fund will seek to have an annual portfolio turnover rate of less than 100%. From time to time, such as in situations described above, the portfolio turnover rate may exceed 100%.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.
PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio.

• the Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency.
PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Prior to December 31, 2012, the Fund followed different investment strategies under the name "Alger Large Cap Growth Institutional Fund" and was managed by different portfolio managers. Performance prior to December 31, 2012 reflects those management styles and does not reflect the current investment personnel and strategies of the Fund. Remember that a Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.
ANNUAL TOTAL RETURN FOR CLASS I SHARES as of December 31 (%)	[1]

Best Quarter: Q2 2003 17.17% Worst Quarter: Q4 2008 -28.17%
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2011
Average Annual Total Returns Alger Capital Appreciation Focus Fund	Label	1 Year	5 Years	10 Years		Since Inception	Inception Date
Class I	Class I Return Before Taxes	(0.73%)	(0.11%)	0.79%		6.85%	Nov 8, 1993	[1]
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	(0.73%)	(0.19%)	0.74%		5.40%	Nov 8, 1993	[1]
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	(0.48%)	(0.14%)	0.64%		5.23%	Nov 8, 1993	[1]
Class R	Class R (Inception 1/27/03) Return Before Taxes	(1.44%)	(0.69%)	0.24%	[1]	6.30%	Nov 8, 1993	[1]
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%		7.00%	Nov 8, 1993	[1]
[1]	Performance of the Fund's Class R Shares prior to January 27, 2003 reflects the performance of the Fund's Class I Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class R Shares, which are not shown, will vary from those shown for
Class I Shares. A "return after taxes on distributions and sale of fund shares"
may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

[1]	Total return for Class I Shares for the nine months ended September 30, 2012 was 11.17%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 31, 2012
Alger Capital Appreciation Focus Fund (First Prospectus Summary) | Alger Capital Appreciation Focus Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Capital Appreciation Focus Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Capital Appreciation Focus Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the fiscal year ended October 31, 2011, the Fund's portfolio turnover
		rate was 57.74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.74%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing
Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on equity securities of companies of any capitalization that
Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund intends to invest a substantial portion of its assets in a small number of issuers, and may therefore concentrate its holdings in fewer business sectors or industries. Generally the Fund will hold less than 50 securities. The number of securities held by the Fund may occasionally exceed this range, including, but not limited to, when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to unusual market conditions. In addition, the Fund will seek to have an annual portfolio turnover rate of less than 100%. From time to time, such as in situations described above, the portfolio turnover rate may exceed 100%.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar
		denominated securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio.

• the Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government
		agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Prior to December 31, 2012, the Fund followed different investment strategies under the name "Alger Large Cap Growth Institutional Fund" and was managed by different portfolio managers. Performance prior to December 31, 2012 reflects those management styles and does not reflect the current investment personnel and strategies of the Fund. Remember that a Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's
		website www.alger.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS I SHARES as of December 31 (%)	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 17.17% Worst Quarter: Q4 2008 -28.17%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class R Shares, which are not shown, will vary from those shown for Class I Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class R Shares, which are not shown, will vary from those shown for
Class I Shares. A "return after taxes on distributions and sale of fund shares"
may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the
		shareholder.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2011
Alger Capital Appreciation Focus Fund (First Prospectus Summary) | Alger Capital Appreciation Focus Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993	[2]
Alger Capital Appreciation Focus Fund (First Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including shareholder servicing fees of .25%)	rr_OtherExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	509
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,092
Annual Return 2002	rr_AnnualReturn2002	(33.91%)
Annual Return 2003	rr_AnnualReturn2003	34.37%
Annual Return 2004	rr_AnnualReturn2004	4.80%
Annual Return 2005	rr_AnnualReturn2005	11.70%
Annual Return 2006	rr_AnnualReturn2006	4.64%
Annual Return 2007	rr_AnnualReturn2007	18.84%
Annual Return 2008	rr_AnnualReturn2008	(47.25%)
Annual Return 2009	rr_AnnualReturn2009	40.43%
Annual Return 2010	rr_AnnualReturn2010	13.80%
Annual Return 2011	rr_AnnualReturn2011	(0.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.17%)
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993	[2]
Alger Capital Appreciation Focus Fund (First Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
10 Years	rr_AverageAnnualReturnYear10	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993	[2]
Alger Capital Appreciation Focus Fund (First Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993	[2]
Alger Capital Appreciation Focus Fund (First Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (including shareholder servicing fees of .25%)	rr_OtherExpensesOverAssets	1.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	788
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,866
Label	rr_AverageAnnualReturnLabel	Class R (Inception 1/27/03) Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	0.24%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993	[2]

[1]	Total return for Class I Shares for the nine months ended September 30, 2012 was 11.17%.
[2]	Performance of the Fund's Class R Shares prior to January 27, 2003 reflects the performance of the Fund's Class I Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.
[3]	Fred Alger Management, Inc. has adopted breakpoints for Alger Capital Appreciation Focus Fund. The management fee for assets over $1 billion is .60%.
[4]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through December 30, 2013 to the extent necessary to limit the total annual fund operating expenses of the Class I Shares of the Fund to 1.15% of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

Alger Capital Appreciation Focus Fund (Second Prospectus Summary) | Alger Capital Appreciation Focus Fund
Alger Capital Appreciation Focus Fund
INVESTMENT OBJECTIVE
Alger Capital Appreciation Focus Fund seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions. "Other Expenses" below are estimated assuming $1 million in net assets. If actual net assets are less, the actual expense ratio will be higher.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alger Capital Appreciation Focus Fund Class Z
Management Fees	[1]	0.71%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		2.22%
Total Annual Fund Operating Expenses		2.93%
Expense Reimbursement	[2]	2.04%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.89%
[1]	Fred Alger Management, Inc. has adopted breakpoints for Alger Capital Appreciation Focus Fund. The management fee for assets in excess of $1 billion is .60%.
[2]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through December 30, 2013 to the extent necessary to limit the total annual fund operating expenses of the Class Z Shares of the Fund to .89% of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Alger Capital Appreciation Focus Fund Class Z	91	714	1,362	3,106

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund
Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.
During the fiscal year ended October 31, 2011, the Fund's portfolio turnover rate was 57.74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing
Positive Lifecycle Change. High Unit Volume Growth Companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefiting from regulatory change, a new product introduction or management change.

The Fund focuses on equity securities of companies of any capitalization that
Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund intends to invest a substantial portion of its assets in a small number of issuers, and may therefore concentrate its holdings in fewer business sectors or industries. Generally the Fund will hold less than 50 securities. The number of securities held by the Fund may occasionally exceed this range, including, but not limited to, when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to unusual market conditions. In addition, the Fund will seek to have an annual portfolio turnover rate of less than 100%. From time to time, such as in situations described above, the portfolio turnover rate may exceed 100%.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary use of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contract to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.
PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value. A small investment in derivatives could have a potentially large impact on the Fund's performance.
When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes are subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger
Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio.

• the Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency.
PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 31, 2012.
Historical performance prior to December 31, 2012 is that of the Fund's Class I
Shares. Previously, the Fund followed different investment strategies under the name "Alger Large Cap Growth Institutional Fund" and was managed by different portfolio managers. Performance prior to December 31, 2012 reflects those management styles and does not reflect the current investment personnel and strategies of the Fund. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website
www.alger.com.
ANNUAL TOTAL RETURN FOR CLASS I SHARES as of December 31 (%)	[1]

Best Quarter: Q2 2003 17.17% Worst Quarter: Q4 2008 -28.17%
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2011
Average Annual Total Returns Alger Capital Appreciation Focus Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Class I Return Before Taxes	(0.73%)	(0.11%)	0.79%	6.85%	Nov 8, 1993
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	(0.73%)	(0.19%)	0.74%	5.40%	Nov 8, 1993
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	(0.48%)	(0.14%)	0.64%	5.23%	Nov 8, 1993
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%	7.00%	Nov 8, 1993

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

[1]	Total return for Class I Shares for the nine months ended September 30, 2012 was 11.17%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 31, 2012
Alger Capital Appreciation Focus Fund (Second Prospectus Summary) | Alger Capital Appreciation Focus Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Capital Appreciation Focus Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Capital Appreciation Focus Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions. "Other Expenses" below are estimated assuming $1 million in net assets. If actual net assets are less, the actual expense ratio
		will be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund
Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.
During the fiscal year ended October 31, 2011, the Fund's portfolio turnover
		rate was 57.74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.74%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing
Positive Lifecycle Change. High Unit Volume Growth Companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefiting from regulatory change, a new product introduction or management change.

The Fund focuses on equity securities of companies of any capitalization that
Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund intends to invest a substantial portion of its assets in a small number of issuers, and may therefore concentrate its holdings in fewer business sectors or industries. Generally the Fund will hold less than 50 securities. The number of securities held by the Fund may occasionally exceed this range, including, but not limited to, when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to unusual market conditions. In addition, the Fund will seek to have an annual portfolio turnover rate of less than 100%. From time to time, such as in situations described above, the portfolio turnover rate may exceed 100%.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary use of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contract to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar
		denominated securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value. A small investment in derivatives could have a potentially large impact on the Fund's performance.
When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes are subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger
Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio.

• the Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government
		agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 31, 2012.
Historical performance prior to December 31, 2012 is that of the Fund's Class I
Shares. Previously, the Fund followed different investment strategies under the name "Alger Large Cap Growth Institutional Fund" and was managed by different portfolio managers. Performance prior to December 31, 2012 reflects those management styles and does not reflect the current investment personnel and strategies of the Fund. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website
		www.alger.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS I SHARES as of December 31 (%)	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 17.17% Worst Quarter: Q4 2008 -28.17%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there
		is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2011
Alger Capital Appreciation Focus Fund (Second Prospectus Summary) | Alger Capital Appreciation Focus Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993
Alger Capital Appreciation Focus Fund (Second Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.04%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	714
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,106
Alger Capital Appreciation Focus Fund (Second Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(33.91%)
Annual Return 2003	rr_AnnualReturn2003	34.37%
Annual Return 2004	rr_AnnualReturn2004	4.80%
Annual Return 2005	rr_AnnualReturn2005	11.70%
Annual Return 2006	rr_AnnualReturn2006	4.64%
Annual Return 2007	rr_AnnualReturn2007	18.84%
Annual Return 2008	rr_AnnualReturn2008	(47.25%)
Annual Return 2009	rr_AnnualReturn2009	40.43%
Annual Return 2010	rr_AnnualReturn2010	13.80%
Annual Return 2011	rr_AnnualReturn2011	(0.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.17%)
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993
Alger Capital Appreciation Focus Fund (Second Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
10 Years	rr_AverageAnnualReturnYear10	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993
Alger Capital Appreciation Focus Fund (Second Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993

[1]	Total return for Class I Shares for the nine months ended September 30, 2012 was 11.17%.
[2]	Fred Alger Management, Inc. has adopted breakpoints for Alger Capital Appreciation Focus Fund. The management fee for assets in excess of $1 billion is .60%.
[3]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through December 30, 2013 to the extent necessary to limit the total annual fund operating expenses of the Class Z Shares of the Fund to .89% of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund
Alger Capital Appreciation Focus Fund
INVESTMENT OBJECTIVE
Alger Capital Appreciation Focus Fund seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 14 of the Fund's Statement of Additional
Information. "Other Expenses" below are estimated assuming $1 million in net assets. If actual net assets are less, the actual expense ratio will be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alger Capital Appreciation Focus Fund	Class A		Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%		none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%	[1]	1.00%
Redemption Fee (as a % of amount redeemed or exchanged within 30 days)	2.00%		2.00%
[1]	Purchases of $1 million of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger Capital Appreciation Focus Fund		Class A	Class C
Management Fees	[1][2]	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.92%	0.92%
Total Annual Fund Operating Expenses		1.88%	2.63%
Expense Reimbursement	[3]	0.58%	0.58%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.30%	2.05%
[1]	Fred Alger Management, Inc. has adopted breakpoints for Alger Capital Appreciation Focus Fund. The management fee for assets in excess of $1 billion is .60%.
[2]	Purchases of $1 million of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
[3]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through December 30, 2013 to the extent necessary to limit the total annual fund operating expenses of the Class A Shares of the Fund to 1.30%, and Class C Shares of the Fund to 2.05%, of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example Alger Capital Appreciation Focus Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	650	1,032	1,437	2,566
Class C	308	762	1,343	2,921

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Alger Capital Appreciation Focus Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	650	1,032	1,437	2,566
Class C	208	762	1,343	2,921

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund
Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.
During the fiscal year ended October 31, 2011, the Fund's portfolio turnover rate was 57.74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing
Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefiting from regulatory change, a new product introduction or management change.

The Fund focuses on equity securities of companies of any capitalization that
Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund intends to invest a substantial portion of its assets in a small number of issuers, and may therefore concentrate its holdings in fewer business sectors or industries. Generally the Fund will hold less than 50 securities. The number of securities held by the Fund may occasionally exceed this range, including, but not limited to, when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to unusual market conditions. In addition, the Fund will seek to have an annual portfolio turnover rate of less than 100%. From time to time, such as in situations described above, the portfolio turnover rate may exceed 100%.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary use of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contract to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.
PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value. A small investment in derivatives could have a potentially large impact on the Fund's performance.
When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes are subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio.

• the Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency.
PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class A and Class C Shares were not offered prior to December 31,
2012. Historical performance prior to December 31, 2012 is that of the Fund's
Class I Shares. Previously, the Fund followed different investment strategies under the name "Alger Large Cap Growth Institutional Fund" and was managed by different portfolio managers. Performance prior to December 31, 2012 reflects those management styles and does not reflect the current investment personnel and strategies of the Fund. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website
www.alger.com.
ANNUAL TOTAL RETURN FOR CLASS I SHARES as of December 31 (%)	[1]

Best Quarter: Q2 2003 17.17% Worst Quarter: Q4 2008 -28.17%
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2011
Average Annual Total Returns Alger Capital Appreciation Focus Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Class I Return Before Taxes	(0.73%)	(0.11%)	0.79%	6.85%	Nov 8, 1993
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	(0.73%)	(0.19%)	0.74%	5.40%	Nov 8, 1993
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	(0.48%)	(0.14%)	0.64%	5.23%	Nov 8, 1993
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%	7.00%	Nov 8, 1993

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

[1]	Total return for Class I Shares for the nine months ended September 30, 2012 was 11.17%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 31, 2012
Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Capital Appreciation Focus Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Capital Appreciation Focus Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 14 of the Fund's Statement of Additional
Information. "Other Expenses" below are estimated assuming $1 million in net
		assets. If actual net assets are less, the actual expense ratio will be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund
Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.
During the fiscal year ended October 31, 2011, the Fund's portfolio turnover
		rate was 57.74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.74%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing
Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefiting from regulatory change, a new product introduction or management change.

The Fund focuses on equity securities of companies of any capitalization that
Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund intends to invest a substantial portion of its assets in a small number of issuers, and may therefore concentrate its holdings in fewer business sectors or industries. Generally the Fund will hold less than 50 securities. The number of securities held by the Fund may occasionally exceed this range, including, but not limited to, when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to unusual market conditions. In addition, the Fund will seek to have an annual portfolio turnover rate of less than 100%. From time to time, such as in situations described above, the portfolio turnover rate may exceed 100%.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary use of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contract to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar
		denominated securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value. A small investment in derivatives could have a potentially large impact on the Fund's performance.
When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes are subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio.

• the Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed
		by the Federal Deposit Insurance Corporation or other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class A and Class C Shares were not offered prior to December 31,
2012. Historical performance prior to December 31, 2012 is that of the Fund's
Class I Shares. Previously, the Fund followed different investment strategies under the name "Alger Large Cap Growth Institutional Fund" and was managed by different portfolio managers. Performance prior to December 31, 2012 reflects those management styles and does not reflect the current investment personnel and strategies of the Fund. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website
		www.alger.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS I SHARES as of December 31 (%)	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 17.17% Worst Quarter: Q4 2008 -28.17%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there
		is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2011
Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993
Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.71%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	650
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,032
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,437
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,566
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	650
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,032
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,437
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,566
Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a % of amount redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.71%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	762
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,921
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	762
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,343
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,921
Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(33.91%)
Annual Return 2003	rr_AnnualReturn2003	34.37%
Annual Return 2004	rr_AnnualReturn2004	4.80%
Annual Return 2005	rr_AnnualReturn2005	11.70%
Annual Return 2006	rr_AnnualReturn2006	4.64%
Annual Return 2007	rr_AnnualReturn2007	18.84%
Annual Return 2008	rr_AnnualReturn2008	(47.25%)
Annual Return 2009	rr_AnnualReturn2009	40.43%
Annual Return 2010	rr_AnnualReturn2010	13.80%
Annual Return 2011	rr_AnnualReturn2011	(0.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.17%)
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993
Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
10 Years	rr_AverageAnnualReturnYear10	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993
Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1993

[1]	Total return for Class I Shares for the nine months ended September 30, 2012 was 11.17%.
[2]	Purchases of $1 million of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
[3]	Fred Alger Management, Inc. has adopted breakpoints for Alger Capital Appreciation Focus Fund. The management fee for assets in excess of $1 billion is .60%.
[4]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through December 30, 2013 to the extent necessary to limit the total annual fund operating expenses of the Class A Shares of the Fund to 1.30%, and Class C Shares of the Fund to 2.05%, of the Fund's average daily net assets. This expense reimbursement cannot be terminated.